UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2025

Date of reporting period: May 31, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

Exchange Traded Concepts Trust

ETC 6 Meridian Hedged Equity-Index Option Strategy ETF

Ticker: SIXH

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the ETC 6 Meridian Hedged Equity-Index Option Strategy ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.  You can find additional information about the Fund at https://6meridianfunds.com/investor-materials. You can also request this information by contacting us at 866-SIXM-ETF (749-6383).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$38	0.75%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$568,936,142	53	$898,838	116%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Consumer Staples 20.1%
Health Care 19.3%
Communication Services 17.6%
Financials 13.7%
Information Technology 12.9%
Energy 5.2%
Consumer Discretionary 4.3%
Utilities 3.8%
Real Estate 2.6%
Industrials 1.3%
Exchange-Traded Fund 1.1%
Short-Term Investment 0.1%
Written Option -2.1%

Value	Value
Written Option	-2.1%
Short-Term Investment	0.1%
Exchange-Traded Fund	1.1%
Industrials	1.3%
Real Estate	2.6%
Utilities	3.8%
Consumer Discretionary	4.3%
Energy	5.2%
Information Technology	12.9%
Financials	13.7%
Communication Services	17.6%
Health Care	19.3%
Consumer Staples	20.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Altria Group	6.7%
Bristol-Myers Squibb	5.1%
Verizon Communications	4.0%
AT&T	3.9%
Palantir Technologies, Cl A	3.0%
Meta Platforms, Cl A	3.0%
US Bancorp	2.8%
QUALCOMM	2.8%
Gilead Sciences	2.8%
Philip Morris International	2.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-SIXM-ETF (749-6383)

  https://6meridianfunds.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-SIXM-ETF (749-6383) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

SIXH-SAR-2025

Exchange Traded Concepts Trust

ETC 6 Meridian Low Beta Equity Strategy ETF

Ticker: SIXL

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the ETC 6 Meridian Low Beta Equity Strategy ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.  You can find additional information about the Fund at https://6meridianfunds.com/investor-materials. You can also request this information by contacting us at 866-SIXM-ETF (749-6383).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC 6 Meridian Low Beta Equity Strategy ETF	$25	0.51%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$189,111,196	241	$338,308	33%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Consumer Staples 18.1%
Utilities 17.2%
Health Care 16.6%
Financials 14.1%
Real Estate 13.6%
Industrials 6.7%
Information Technology 4.0%
Communication Services 3.3%
Consumer Discretionary 3.0%
Energy 1.7%
Materials 1.4%
Short-Term Investment 0.3%

Value	Value
Short-Term Investment	0.3%
Materials	1.4%
Energy	1.7%
Consumer Discretionary	3.0%
Communication Services	3.3%
Information Technology	4.0%
Industrials	6.7%
Real Estate	13.6%
Financials	14.1%
Health Care	16.6%
Utilities	17.2%
Consumer Staples	18.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Premier, Cl A	0.6%
HCI Group	0.5%
Tetra Tech	0.5%
Universal	0.5%
Encompass Health	0.5%
New York Times, Cl A	0.5%
WR Berkley	0.5%
CACI International, Cl A	0.5%
Royal Gold	0.5%
HCA Healthcare	0.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-SIXM-ETF (749-6383)

  https://6meridianfunds.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-SIXM-ETF (749-6383) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

SIXL-SAR-2025

Exchange Traded Concepts Trust

ETC 6 Meridian Mega Cap Equity ETF

Ticker: SIXA

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the ETC 6 Meridian Mega Cap Equity ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.  You can find additional information about the Fund at https://6meridianfunds.com/investor-materials. You can also request this information by contacting us at 866-SIXM-ETF (749-6383).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC 6 Meridian Mega Cap Equity ETF	$25	0.50%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$439,293,139	51	$625,119	95%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Consumer Staples 19.9%
Health Care 19.1%
Communication Services 17.4%
Financials 13.6%
Information Technology 12.8%
Energy 5.1%
Consumer Discretionary 4.2%
Utilities 3.8%
Real Estate 2.6%
Industrials 1.3%
Short-Term Investment 0.2%

Value	Value
Short-Term Investment	0.2%
Industrials	1.3%
Real Estate	2.6%
Utilities	3.8%
Consumer Discretionary	4.2%
Energy	5.1%
Information Technology	12.8%
Financials	13.6%
Communication Services	17.4%
Health Care	19.1%
Consumer Staples	19.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Altria Group	6.6%
Bristol-Myers Squibb	5.0%
Verizon Communications	3.9%
AT&T	3.9%
Palantir Technologies, Cl A	2.9%
Meta Platforms, Cl A	2.9%
US Bancorp	2.8%
QUALCOMM	2.8%
Gilead Sciences	2.8%
Philip Morris International	2.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-SIXM-ETF (749-6383)

  https://6meridianfunds.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-SIXM-ETF (749-6383) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

SIXA-SAR-2025

Exchange Traded Concepts Trust

ETC 6 Meridian Small Cap Equity ETF

Ticker: SIXS

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the ETC 6 Meridian Small Cap Equity ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.  You can find additional information about the Fund at https://6meridianfunds.com/investor-materials. You can also request this information by contacting us at 866-SIXM-ETF (749-6383).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC 6 Meridian Small Cap Equity ETF	$26	0.55%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$93,343,354	82	$167,994	39%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Financials 20.4%
Consumer Staples 17.7%
Health Care 13.6%
Consumer Discretionary 10.4%
Information Technology 9.3%
Energy 9.2%
Utilities 5.8%
Real Estate 5.4%
Industrials 3.7%
Communication Services 2.2%
Materials 1.9%
Short-Term Investment 0.2%

Value	Value
Short-Term Investment	0.2%
Materials	1.9%
Communication Services	2.2%
Industrials	3.7%
Real Estate	5.4%
Utilities	5.8%
Energy	9.2%
Information Technology	9.3%
Consumer Discretionary	10.4%
Health Care	13.6%
Consumer Staples	17.7%
Financials	20.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
HCI Group	2.8%
Cal-Maine Foods	2.6%
Innoviva	2.5%
International Seaways	2.5%
Dorian LPG	2.4%
EZCORP, Cl A	2.3%
Assured Guaranty	2.2%
Perdoceo Education	1.5%
Premier, Cl A	1.5%
Brightsphere Investment Group	1.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-SIXM-ETF (749-6383)

  https://6meridianfunds.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-SIXM-ETF (749-6383) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

SIXS-SAR-2025

Exchange Traded Concepts Trust

ETC 6 Meridian Quality Growth ETF

Ticker: SXQG

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the ETC 6 Meridian Quality Growth ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.  You can find additional information about the Fund at https://6meridianfunds.com/investor-materials. You can also request this information by contacting us at 866-SIXM-ETF (749-6383).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC 6 Meridian Quality Growth ETF	$33	0.67%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$58,376,675	87	$112,488	27%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Information Technology
28.9%
Health Care
15.2%
Financials
13.6%
Industrials
12.8%
Consumer Discretionary
10.1%
Communication Services
10.0%
Consumer Staples
8.5%
Energy
0.5%
Short-Term Investment
0.4%

Value	Value
Short-Term Investment	0.4%
Energy	0.5%
Consumer Staples	8.5%
Communication Services	10.0%
Consumer Discretionary	10.1%
Industrials	12.8%
Financials	13.6%
Health Care	15.2%
Information Technology	28.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	5.6%
Microsoft	5.4%
Meta Platforms, Cl A	4.8%
Alphabet, Cl A	4.6%
Mastercard, Cl A	4.5%
ServiceNow	4.5%
Visa, Cl A	4.4%
Booking Holdings	4.3%
Procter & Gamble	4.0%
Intuitive Surgical	4.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-SIXM-ETF (749-6383)

  https://6meridianfunds.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-SIXM-ETF (749-6383) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

SXQG-SAR-2025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

EXCHANGE TRADED CONCEPTS TRUST

ETC 6 Meridian Hedged Equity-Index Option Strategy ETF (SIXH)

ETC 6 Meridian Low Beta Equity Strategy ETF (SIXL)

ETC 6 Meridian Mega Cap Equity ETF (SIXA)

ETC 6 Meridian Small Cap Equity ETF (SIXS)

ETC 6 Meridian Quality Growth ETF (SXQG)

Semi-Annual Financials and Other Information

May 31, 2025

(Unaudited)

ETC 6 Meridian

Table of Contents

For additional information about the Funds; including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit:

•   866-SIXM-ETF (749-6383)

•   https://6meridianfunds.com/investor-materials

ETC 6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

May 31, 2025 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 100.8%
Communication Services — 17.6%
Alphabet, Cl A(A)	46,035	$7,906,051
AT&T(A)	805,983	22,406,327
Comcast, Cl A	439,130	15,180,724
Meta Platforms, Cl A(A)	25,953	16,804,308
Netflix*	6,551	7,908,564
T-Mobile US	30,061	7,280,774
Verizon Communications(A)	514,489	22,616,937
		100,103,685
Consumer Discretionary — 4.3%
Amazon.com(A)*	39,040	8,003,591
Booking Holdings	1,455	8,030,043
General Motors	164,825	8,176,968
		24,210,602
Consumer Staples — 20.1%
Altria Group(A)	626,012	37,942,587
Coca-Cola(A)	104,157	7,509,720
Colgate-Palmolive(A)	163,759	15,219,762
Costco Wholesale(A)	7,432	7,730,618
Mondelez International, Cl A	109,406	7,383,811
Philip Morris International(A)	87,335	15,771,828
Procter & Gamble	46,414	7,885,274
Walmart(A)	152,462	15,051,048
		114,494,648
Energy — 5.2%
Chevron(A)	108,992	14,899,207
Exxon Mobil(A)	140,398	14,362,715
		29,261,922
Description	Shares	Fair Value
Financials — 13.7%
American Express(A)	27,650	$8,130,483
American International Group	91,852	7,774,353
Bank of New York Mellon	91,773	8,132,005
Berkshire Hathaway, Cl B*	28,009	14,115,416
Capital One Financial(A)	41,201	7,793,169
Citigroup	108,972	8,207,771
PayPal Holdings(A)*	113,520	7,978,186
US Bancorp	366,700	15,984,453
		78,115,836
Health Care — 19.3%
Abbott Laboratories	56,734	7,578,528
AbbVie(A)	38,406	7,147,740
Bristol-Myers Squibb	598,725	28,906,443
Eli Lilly	9,350	6,897,215
Gilead Sciences(A)	143,838	15,833,687
Intuitive Surgical*	14,357	7,929,945
Johnson & Johnson(A)	96,149	14,923,286
Medtronic PLC	88,862	7,373,769
Pfizer	310,296	7,288,853
UnitedHealth Group	18,532	5,594,996
		109,474,462
Industrials — 1.3%
Lockheed Martin	15,543	7,497,632
Information Technology — 12.9%
Apple(A)	34,809	6,991,388
International Business Machines	30,983	8,026,456
Intuit	11,915	8,977,595
NVIDIA(A)	66,529	8,990,063
Palantir Technologies, Cl A*	127,808	16,842,538
QUALCOMM(A)	109,839	15,948,623
ServiceNow*	7,751	7,836,959
		73,613,622
Real Estate — 2.6%
American Tower, Cl A‡	33,144	7,114,359
Simon Property Group‡(A)	46,739	7,621,729
		14,736,088
Utilities — 3.8%
Duke Energy(A)	122,404	14,409,399
Southern(A)	81,187	7,306,830
		21,716,229

Total Common Stock (Cost $538,025,863)		573,224,726

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

May 31, 2025 (Unaudited) (Concluded)

Description	Shares	Fair Value
EXCHANGE-TRADED FUND — 1.1%
Domestic Fixed Income — 1.1%
SPDR Bloomberg 1-3 Month T-Bill ETF	67,948	$6,233,550

Total Exchange-Traded Fund (Cost $6,214,785)		6,233,550
SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(B)	617,979	617,979

Total Short-Term Investment (Cost $617,979)		617,979

Total Investments — 102.0% (Cost $544,858,627)		$580,076,255
WRITTEN OPTION — -2.1%
Total Written Option (Premiums Received $12,099,521)		$(11,883,080)

A list of the Exchange Traded Option Contracts held by the Fund at May 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (2.1)%

Call Options
S&P 500 Index*	(956)	565,157,564	5,950	07/18/25	$(11,883,080)

TOTAL WRITTEN OPTION (Premiums Received $12,099,521)					$(11,883,080)

Percentages are based on Net Assets of $568,936,142.

‡      Real Estate Investment Trust

*       Non-income producing security.

(A)   All or a portion of these securities has been pledged as collateral on written options with a fair value of $109,216,830.

(B)   The rate shown is the 7-day effective yield as of May 31, 2025.

Cl       — Class

ETF    — Exchange Traded Fund

S&P    — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts

As of May 31, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

May 31, 2025 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.7%
Communication Services — 3.3%
AT&T	29,910	$831,498
DoubleVerify Holdings*	53,194	730,885
Madison Square Garden Sports*	4,029	765,067
New York Times, Cl A	16,875	963,900
TKO Group Holdings, Cl A	5,438	858,171
T-Mobile US	3,038	735,804
Verizon Communications	18,074	794,533
Warner Music Group, Cl A	23,638	622,152
		6,302,010
Consumer Discretionary — 3.0%
Columbia Sportswear	9,543	608,653
Mattel*	38,677	732,542
McDonald’s	2,574	807,850
Monarch Casino & Resort	9,111	762,955
Murphy USA	1,781	760,113
Service Corp International	10,007	780,546
Sturm Ruger	19,970	722,914
Wendy’s	52,738	601,213
		5,776,786
Consumer Staples — 18.1%
Altria Group	14,024	849,995
Archer-Daniels-Midland	16,633	802,875
BellRing Brands*	11,685	735,571
BJ’s Wholesale Club Holdings*	7,116	805,602
Boston Beer, Cl A*	3,426	787,466
Bunge Global	10,707	836,752
Description	Shares	Fair Value
Consumer Staples (continued)
Cal-Maine Foods	9,671	$927,739
Church & Dwight	7,210	708,815
Coca-Cola	11,347	818,119
Coca-Cola Consolidated	5,950	682,167
Colgate-Palmolive	8,568	796,310
Conagra Brands	30,773	704,394
Edgewell Personal Care	25,460	703,205
Energizer Holdings	26,412	615,135
Flowers Foods	42,892	724,875
Fresh Del Monte Produce	26,204	925,525
General Mills	12,849	697,187
Hormel Foods	27,567	845,755
Ingredion	6,099	848,493
J & J Snack Foods	5,795	667,410
John B Sanfilippo & Son	10,888	676,580
Kenvue	34,490	823,276
Keurig Dr Pepper	23,842	802,760
Kimberly-Clark	5,613	806,925
Kraft Heinz	25,560	683,219
Kroger	12,533	855,127
Lancaster Colony	4,164	697,054
McCormick	9,767	710,354
Mondelez International, Cl A	11,975	808,193
National Beverage	19,351	875,246
PepsiCo	5,171	679,728
Philip Morris International	5,206	940,151
Pilgrim’s Pride	15,197	747,084
Post Holdings*	6,988	772,803
Procter & Gamble	4,577	777,587
Simply Good Foods*	22,381	772,368
SpartanNash	40,236	782,992
Sysco	10,645	777,085
Tootsie Roll Industries	25,640	914,070
TreeHouse Foods*	26,067	585,465
Tyson Foods, Cl A	13,208	741,761
Universal	14,871	972,415
WD-40	3,301	804,223
WK Kellogg	41,967	710,082
		34,199,938
Energy — 1.7%
Dorian LPG	38,087	815,442
Exxon Mobil	7,429	759,987
International Seaways	23,064	854,521
World Kinect	28,271	774,343
		3,204,293

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

May 31, 2025 (Unaudited) (Continued)

Description	Shares	Fair Value
Financials — 14.1%
Aflac	7,403	$766,507
Allstate	4,048	849,554
American Financial Group	6,246	774,379
AMERISAFE	15,698	745,184
Annaly Capital Management‡	37,518	710,966
Assured Guaranty	9,436	797,814
Cboe Global Markets	3,753	859,887
Chubb	2,791	829,485
CME Group, Cl A	3,146	909,194
Employers Holdings	16,167	786,848
EVERTEC	21,347	773,402
EZCORP, Cl A*	59,931	806,072
Federated Hermes, Cl B	20,514	865,691
Hanover Insurance Group	4,721	830,802
HCI Group	5,926	1,000,131
Horace Mann Educators	19,346	840,197
Kemper	12,122	772,535
MarketAxess Holdings	3,876	838,805
Marsh & McLennan	3,381	790,004
Old Republic International	21,171	800,264
Payoneer Global*	102,367	697,119
Progressive	2,841	809,486
RenaissanceRe Holdings	3,285	819,345
RLI	10,569	812,439
Ryan Specialty Holdings, Cl A	11,550	826,633
Safety Insurance Group	10,546	866,248
Selective Insurance Group	9,307	819,202
Two Harbors Investment‡	57,641	610,419
Unum Group	10,059	821,921
Virtu Financial, Cl A	21,862	878,634
Western Union	72,286	670,814
Willis Towers Watson PLC	2,417	765,101
WR Berkley	12,859	960,439
		26,705,521
Health Care — 16.6%
Abbott Laboratories	5,917	790,393
AbbVie	3,792	705,729
Addus HomeCare*	8,388	930,313
Alkermes PLC*	23,074	706,295
Amedisys*	8,674	815,963
Becton Dickinson	3,547	612,177
BioMarin Pharmaceutical*	11,226	651,894
Centene*	13,448	759,005
Chemed	1,344	772,585
Cigna Group	2,532	801,732
Collegium Pharmaceutical*	26,829	781,797
Description	Shares	Fair Value
Health Care (continued)
Doximity, Cl A*	12,119	$631,279
Dynavax Technologies*	55,752	545,812
Encompass Health	8,019	969,497
Ensign Group	6,199	912,865
Exelixis*	20,922	900,483
Gilead Sciences	6,889	758,341
HCA Healthcare	2,485	947,754
HealthStream	24,291	680,634
Hologic*	12,792	795,279
Innoviva*	45,451	889,476
Inspire Medical Systems*	4,566	631,021
Jazz Pharmaceuticals PLC*	5,858	633,074
Johnson & Johnson	4,820	748,112
Lantheus Holdings*	7,975	602,591
McKesson	1,246	896,509
Medtronic PLC	8,583	712,217
Merit Medical Systems*	7,859	746,841
Molina Healthcare*	2,466	752,229
Neurocrine Biosciences*	7,095	872,827
Omnicell*	21,468	651,983
Organon	53,802	496,055
Penumbra*	2,876	767,806
Pfizer	30,466	715,646
Premier, Cl A	45,556	1,046,877
Prestige Consumer Healthcare*	9,179	786,365
Protagonist Therapeutics*	18,133	860,774
Quest Diagnostics	4,655	806,898
Sarepta Therapeutics*	7,572	284,707
Supernus Pharmaceuticals*	25,123	796,399
United Therapeutics*	2,597	828,053
UnitedHealth Group	1,636	493,925
		31,490,212
Industrials — 6.7%
Brady, Cl A	11,464	799,843
CACI International, Cl A*	2,225	952,300
CSG Systems International	12,681	837,707
FTI Consulting*	4,738	777,790
Genpact	15,673	674,723
L3Harris Technologies	3,739	913,587
Lockheed Martin	1,731	835,000
MAXIMUS	11,756	852,427
National Presto Industries	8,651	740,958
Northrop Grumman	1,682	815,383
RB Global	8,020	844,506
RTX	6,232	850,544
Tetra Tech	27,982	977,691

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

May 31, 2025 (Unaudited) (Continued)

Description	Shares	Fair Value
Industrials (continued)
Verisk Analytics, Cl A	2,706	$850,063
Verra Mobility, Cl A*	37,640	890,186
		12,612,708
Information Technology — 4.0%
Box, Cl A*	24,858	940,129
Dolby Laboratories, Cl A	9,691	719,654
Dynatrace*	14,921	805,883
InterDigital	3,814	828,630
Jack Henry & Associates	4,356	789,177
Juniper Networks	22,170	796,568
LiveRamp Holdings*	28,140	916,801
N-able*	107,172	834,870
Progress Software	14,375	884,925
		7,516,637
Materials — 1.4%
AptarGroup	5,287	837,461
Crown Holdings	8,941	880,688
Royal Gold	5,321	947,777
		2,665,926
Real Estate — 13.6%
Agree Realty‡	10,666	803,150
Alexander & Baldwin‡	45,041	806,684
American Homes 4 Rent, Cl A‡	22,164	838,907
American Tower, Cl A‡	3,861	828,764
Armada Hoffler Properties‡	90,339	628,759
Brixmor Property Group‡	29,910	760,013
Centerspace‡	12,345	786,994
COPT Defense Properties‡	29,976	822,841
CubeSmart‡	18,916	808,848
Easterly Government Properties, Cl A‡	28,967	629,449
Elme Communities‡	46,698	749,970
EPR Properties‡	15,141	843,202
Equity LifeStyle Properties‡	11,798	749,999
First Industrial Realty Trust‡	13,870	685,594
Four Corners Property Trust‡	27,759	766,426
Gaming and Leisure Properties‡	15,979	746,219
Getty Realty‡	25,749	753,416
Healthcare Realty Trust, Cl A‡	48,426	702,177
Innovative Industrial Properties, Cl A‡	10,989	606,813
LTC Properties‡	22,356	791,179
Mid-America Apartment Communities‡	4,793	750,823
National Storage Affiliates Trust‡	20,627	709,569
NNN REIT‡	18,691	780,536
Rayonier‡	29,732	704,649
Description	Shares	Fair Value
Real Estate (continued)
Regency Centers‡	10,739	$774,819
Sabra Health Care REIT‡	48,250	843,410
Saul Centers‡	22,158	746,282
Tanger‡	23,423	698,005
Universal Health Realty Income Trust‡	19,470	773,153
Urban Edge Properties‡	39,874	724,112
Veris Residential‡	48,365	735,148
VICI Properties, Cl A‡	25,007	792,972
Whitestone REIT, Cl B‡	58,229	717,381
WP Carey‡	12,498	784,375
		25,644,638
Utilities — 17.2%
ALLETE	12,241	796,155
Alliant Energy	12,853	799,842
Ameren	8,228	797,129
American Electric Power	7,791	806,291
American States Water	10,249	808,339
American Water Works	5,786	827,224
Atmos Energy	5,461	844,707
Avista	20,468	788,223
Black Hills	13,448	786,305
California Water Service Group	17,098	807,880
Chesapeake Utilities	6,284	767,842
Clearway Energy, Cl C	29,254	900,145
CMS Energy	11,160	783,767
Consolidated Edison	7,922	827,770
DTE Energy	6,122	836,571
Duke Energy	6,960	819,331
Entergy	9,846	819,975
Essential Utilities	20,791	801,077
Evergy	12,163	807,745
Exelon	18,644	816,980
FirstEnergy	20,890	876,127
IDACORP	7,110	845,734
MGE Energy	8,996	812,519
Middlesex Water	13,086	758,334
National Fuel Gas	10,867	896,962
New Jersey Resources	16,865	773,935
NiSource	20,716	819,111
Northwest Natural Holding	19,300	790,721
Northwestern Energy Group	14,519	803,336
OGE Energy	18,150	807,130
ONE Gas	11,004	822,659
Pinnacle West Capital	8,807	803,463
PPL	23,590	819,752

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

May 31, 2025 (Unaudited) (Concluded)

Description	Shares	Fair Value
Utilities (continued)
SJW Group	14,691	$770,984
Southern	9,009	810,810
Southwest Gas Holdings	10,980	788,693
Spire	10,527	792,473
UGI	24,345	877,881
Unitil	14,645	802,985
WEC Energy Group	7,701	827,395
		32,544,302
Total Common Stock (Cost $181,506,253)		188,662,971
SHORT-TERM INVESTMENT — 0.3%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(A)	529,737	529,737
Total Short-Term Investment (Cost $529,737)		529,737
Total Investments — 100.0%
(Cost $182,035,990)		$189,192,708

Percentages are based on Net Assets $189,111,196.

‡      Real Estate Investment Trust

*       Non-income producing security.

(A)   The rate shown is the 7-day effective yield as of May 31, 2025.

Cl      — Class

PLC  — Public Limited Company

REIT — Real Estate Investment Trust

As of May 31, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Mega Cap Equity ETF

Schedule of Investments

May 31, 2025 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.8%
Communication Services — 17.4%
Alphabet, Cl A	35,217	$6,048,167
AT&T	616,575	17,140,785
Comcast, Cl A	335,940	11,613,446
Meta Platforms, Cl A	19,853	12,854,619
Netflix*	5,009	6,047,015
T-Mobile US	22,998	5,570,116
Verizon Communications	393,581	17,301,821
		76,575,969
Consumer Discretionary — 4.2%
Amazon.com*	29,864	6,122,419
Booking Holdings	1,113	6,142,569
General Motors	126,092	6,255,424
		18,520,412
Consumer Staples — 19.9%
Altria Group	478,903	29,026,311
Coca-Cola	79,681	5,745,000
Colgate-Palmolive	125,277	11,643,244
Costco Wholesale	5,685	5,913,423
Mondelez International, Cl A	83,697	5,648,711
Philip Morris International	66,811	12,065,398
Procter & Gamble	35,504	6,031,775
Walmart	116,636	11,514,306
		87,588,168
Energy — 5.1%
Chevron	83,380	11,398,046
Exxon Mobil	107,407	10,987,736
		22,385,782
Description	Shares	Fair Value
Financials — 13.6%
American Express	21,153	$6,220,040
American International Group	70,266	5,947,314
Bank of New York Mellon	70,206	6,220,954
Berkshire Hathaway, Cl B*	21,424	10,796,839
Capital One Financial	31,520	5,962,008
Citigroup	83,365	6,279,052
PayPal Holdings*	86,843	6,103,326
US Bancorp	280,533	12,228,433
		59,757,966
Health Care — 19.1%
Abbott Laboratories	43,402	5,797,639
AbbVie	29,380	5,467,912
Bristol-Myers Squibb	458,025	22,113,447
Eli Lilly	7,152	5,275,816
Gilead Sciences	110,038	12,112,983
Intuitive Surgical*	10,981	6,065,246
Johnson & Johnson	73,554	11,416,316
Medtronic PLC	67,979	5,640,897
Pfizer	237,381	5,576,080
UnitedHealth Group	14,176	4,279,876
		83,746,212
Industrials — 1.3%
Lockheed Martin	11,890	5,735,498
Information Technology — 12.8%
Apple	26,626	5,347,832
International Business Machines	23,702	6,140,240
Intuit	9,113	6,866,372
NVIDIA	50,895	6,877,441
Palantir Technologies, Cl A*	97,775	12,884,790
QUALCOMM	84,029	12,201,011
ServiceNow*	5,930	5,995,764
		56,313,450
Real Estate — 2.6%
American Tower, Cl A‡	25,354	5,442,236
Simon Property Group‡	35,754	5,830,405
		11,272,641
Utilities — 3.8%
Duke Energy	93,642	11,023,536
Southern	62,107	5,589,630
		16,613,166

Total Common Stock (Cost $413,935,406)		438,509,264

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Mega Cap Equity ETF

Schedule of Investments

May 31, 2025 (Unaudited) (Concluded)

Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(A)	903,060	$903,060

Total Short-Term Investment (Cost $903,060)		903,060

Total Investments — 100.0% (Cost $414,838,466)		$439,412,324

Percentages are based on Net Assets of $439,293,139.

‡      Real Estate Investment Trust

*       Non-income producing security.

(A)   The rate shown is the 7-day effective yield as of May 31, 2025.

Cl     – Class

PLC – Public Limited Company

As of May 31, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Small Cap Equity ETF

Schedule of Investments

May 31, 2025 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.6%
Communication Services — 2.2%
Madison Square Garden Sports*	5,277	$1,002,050
TEGNA	61,134	1,022,160
		2,024,210
Consumer Discretionary — 10.4%
American Axle & Manufacturing Holdings*	226,340	993,632
Buckle	27,985	1,192,441
G-III Apparel Group*	41,193	1,196,657
M*	8,872	945,844
Perdoceo Education	41,193	1,402,210
Sally Beauty Holdings*	119,436	1,040,287
Shoe Carnival	49,578	952,889
Sturm Ruger	26,773	969,183
Tri Pointe Homes*	33,208	978,972
		9,672,115
Consumer Staples — 17.7%
Andersons	25,532	906,641
Cal-Maine Foods	25,225	2,419,834
Central Garden & Pet, Cl A*	29,534	1,064,996
Edgewell Personal Care	34,130	942,671
Energizer Holdings	35,494	826,656
Fresh Del Monte Produce	35,245	1,244,853
J & J Snack Foods	7,854	904,545
John B Sanfilippo & Son	14,798	919,548
National Beverage	26,054	1,178,422
Simply Good Foods*	29,842	1,029,848
SpartanNash	54,122	1,053,214
Tootsie Roll Industries	33,824	1,205,837
Description	Shares	Fair Value
Consumer Staples (continued)
TreeHouse Foods*	34,850	$782,731
WD-40	4,394	1,070,510
WK Kellogg	55,283	935,388
		16,485,694
Energy — 9.2%
Dorian LPG	106,344	2,276,825
International Seaways	63,130	2,338,967
Magnolia Oil & Gas, Cl A	46,832	1,006,888
REX American Resources*	28,817	1,214,348
RPC	204,056	906,008
SM Energy	38,409	899,539
		8,642,575
Financials — 20.4%
AMERISAFE	20,803	987,519
Artisan Partners Asset Management, Cl A	25,179	1,014,714
Assured Guaranty	24,489	2,070,545
Axos Financial*	16,406	1,140,873
Bread Financial Holdings	20,758	1,063,640
Brightsphere Investment Group	44,637	1,344,020
Employers Holdings	21,048	1,024,406
Enova International*	10,964	1,016,034
EZCORP, Cl A*	159,797	2,149,269
HCI Group	15,473	2,611,378
PROG Holdings	39,294	1,132,846
Virtu Financial, Cl A	29,143	1,171,257
Virtus Investment Partners	5,840	996,888
World Acceptance*	8,333	1,287,282
		19,010,671
Health Care — 13.6%
Addus HomeCare*	10,989	1,218,790
Collegium Pharmaceutical*	37,127	1,081,881
Dynavax Technologies*	75,447	738,626
Harmony Biosciences Holdings*	31,328	1,080,816
Innoviva*	120,596	2,360,064
Inspire Medical Systems*	5,999	829,062
Merit Medical Systems*	10,081	957,997
Organon	73,149	674,434
Premier, Cl A	60,539	1,391,186
Prestige Consumer Healthcare*	12,366	1,059,395
Protagonist Therapeutics*	27,490	1,304,950
		12,697,201
Industrials — 3.7%
DNOW*	69,862	1,007,410
Heidrick & Struggles International	23,421	1,022,561

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Small Cap Equity ETF

Schedule of Investments

May 31, 2025 (Unaudited) (Concluded)

Description	Shares	Fair Value
Industrials (continued)
Matson	7,683	$867,026
Vestis	93,623	576,718
		3,473,715
Information Technology — 9.3%
Box, Cl A*	32,634	1,234,218
DXC Technology*	58,014	881,813
ePlus*	16,431	1,172,680
InterDigital	5,177	1,124,755
N-able*	142,839	1,112,716
Photronics*	50,550	844,691
Progress Software	18,909	1,164,038
ScanSource*	29,792	1,203,001
		8,737,912
Materials — 1.9%
SunCoke Energy	117,707	958,135
Sylvamo	15,277	809,223
		1,767,358
Real Estate — 5.4%
Centerspace‡	16,324	1,040,655
Elme Communities‡	60,958	978,986
Four Corners Property Trust‡	36,499	1,007,737
Getty Realty‡	33,944	993,202
LTC Properties‡	29,419	1,041,138
		5,061,718
Utilities — 5.8%
American States Water	13,635	1,075,392
Avista	26,767	1,030,797
California Water Service Group	22,658	1,070,591
Clearway Energy, Cl C	38,832	1,194,861
SJW Group	19,509	1,023,832
		5,395,473

Total Common Stock (Cost $92,970,916)		92,968,642
Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(A)	206,415	$206,415

Total Short-Term Investment (Cost $206,415)		206,415

Total Investments — 99.8% (Cost $93,177,331)		$93,175,057

Percentages are based on Net Assets of $93,343,354.

‡      Real Estate Investment Trust

*       Non-income producing security.

(A)   The rate shown is the 7-day effective yield as of May 31, 2025.

Cl – Class

As of May 31, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

 ETC 6 Meridian

Quality Growth ETF

Schedule of Investments

May 31, 2025 (Unaudited)

Sector Weightings

28.9% Information Technology
15.2% Health Care
13.6% Financials
12.8% Industrials
10.1% Consumer Discretionary
10.0% Communication Services
8.5% Consumer Staples
0.5% Energy
0.4% Short-Term Investment

Description	Shares	Fair Value
COMMON STOCK†† — 99.6%
Communication Services — 10.0%
Alphabet, Cl A	15,596	$2,678,457
Meta Platforms, Cl A	4,333	2,805,574
Pinterest, Cl A*	9,813	305,283
Yelp, Cl A*	849	32,406
		5,821,720
Consumer Discretionary — 10.1%
Booking Holdings	455	2,511,113
Deckers Outdoor*	2,341	247,022
Grand Canyon Education*	427	84,480
Lululemon Athletica*	1,699	538,022
Steven Madden	995	24,527
TJX	16,477	2,090,931
Ulta Beauty*	658	310,221
Urban Outfitters*	1,028	71,857
YETI Holdings*	1,130	34,533
		5,912,706
Consumer Staples — 8.5%
Andersons	447	15,873
Boston Beer, Cl A*	147	33,788
Cal-Maine Foods	622	59,668
Colgate-Palmolive	11,172	1,038,326
J & J Snack Foods	169	19,464
Kimberly-Clark	4,722	678,835
Lancaster Colony	285	47,709
Monster Beverage*	10,061	643,401
Procter & Gamble	13,873	2,356,884
Vita Coco*	555	19,752
WD-40	186	45,315
		4,959,015
Energy — 0.5%
Texas Pacific Land	267	297,446
Description	Shares	Fair Value
Financials — 13.6%
Mastercard, Cl A	4,464	$2,614,118
Progressive	7,804	2,223,594
Remitly Global*	2,291	48,936
Tradeweb Markets, Cl A	3,182	459,640
Visa, Cl A	7,064	2,579,702
		7,925,990
Health Care — 15.2%
ACADIA Pharmaceuticals*	1,851	39,926
Alkermes PLC*	2,395	73,311
Catalyst Pharmaceuticals*	1,655	41,309
CG oncology*	876	22,443
Chemed	204	117,267
CorVel*	413	45,955
Doximity, Cl A*	2,605	135,695
Edwards Lifesciences*	8,767	685,755
Exelixis*	3,921	168,760
IDEXX Laboratories*	1,189	610,385
Incyte*	2,282	148,467
Inspire Medical Systems*	405	55,971
Insulet*	1,085	352,657
Intuitive Surgical*	4,239	2,341,369
Medpace Holdings*	352	103,805
Merck	24,905	1,913,700
Protagonist Therapeutics*	878	41,678
ResMed	2,033	497,658
Veeva Systems, Cl A*	1,899	531,150
Zoetis, Cl A	5,860	988,172
		8,915,433
Industrials — 12.8%
Booz Allen Hamilton Holding, Cl A	1,682	178,713
Cintas	5,065	1,147,222
Copart*	13,031	670,836
Enerpac Tool Group, Cl A	749	32,117
ExlService Holdings*	2,252	103,569
Expeditors International of Washington	1,865	210,241
Fastenal	15,560	643,250
Illinois Tool Works	3,842	941,598
Lennox International	451	254,567
Mueller Industries	1,568	122,100
Old Dominion Freight Line	2,718	435,342
Paychex	4,654	734,913
Rollins	4,341	248,522
Veralto	3,417	345,220
Verisk Analytics, Cl A	2,011	631,736
The accompanying notes are an integral part of the financial statements.

 ETC 6 Meridian

Quality Growth ETF

Schedule of Investments

May 31, 2025 (Unaudited) (Concluded)

Description	Shares	Fair Value
Industrials (continued)
Watts Water Technologies, Cl A	461	$111,617
WW Grainger	628	682,988
		7,494,551
Information Technology — 28.9%
Adobe*	4,883	2,026,884
Appfolio, Cl A*	482	101,784
Apple	11,343	2,278,242
Arista Networks*	15,142	1,311,903
Badger Meter	416	103,259
Clearwater Analytics Holdings, Cl A*	3,667	84,708
CommVault Systems*	674	123,443
DocuSign, Cl A*	2,967	262,906
Dynatrace*	4,512	243,693
HubSpot*	783	461,892
LiveRamp Holdings*	1,015	33,069
Manhattan Associates*	882	166,504
Microsoft	6,893	3,173,261
Monolithic Power Systems	678	448,768
NVIDIA	24,064	3,251,769
Qualys*	535	74,124
ServiceNow*	2,580	2,608,612
SPS Commerce*	555	78,122
Ubiquiti	58	22,927
		16,855,870

Total Common Stock (Cost $51,009,484)		58,182,731
Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.4%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(A)	216,173	$216,173

Total Short-Term Investment (Cost $216,173)		216,173

Total Investments — 100.0% (Cost $51,225,657)		$58,398,904

Percentages are based on Net Assets of $58,376,675.

††    Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*       Non-income producing security.

(A)   The rate shown is the 7-day effective yield as of May 31, 2025.

Cl     — Class

PLC — Public Limited Company

As of May 31, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Assets and Liabilities

May 31, 2025 (Unaudited)

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	ETC 6 Meridian Low Beta Equity Strategy ETF	ETC 6 Meridian Mega Cap Equity ETF
Assets:
Investments, at Cost	$544,858,627	$182,035,990	$414,838,466
Investments, at Fair Value	$580,076,255	$189,192,708	$439,412,324
Cash and Cash Equivalents	288,991	—	—
Dividends Receivable	901,619	308,269	679,422
Deposits at Broker for Options	8,634	—	—
Tax Reclaims Receivable	—	2,258	—
Prepaid Expenses	4,512	4,512	4,512
Total Assets	581,280,011	189,507,747	440,096,258

Liabilities:
Options Written, at Value (Premiums Received $12,099,521, $— and $—, respectively)	11,883,080	—	—
Advisory Fees Payable – Net	149,952	49,666	114,450
Payable due to Administrator	31,633	10,470	24,177
Payable for Trustees’ Fee	13,467	4,080	9,589
Transfer Agent Fees Payable	10,937	12,577	16,329
Audit Fees Payable – Net	8,726	8,726	8,726
Chief Compliance Officer Fees Payable	4,161	1,249	2,972
Payable to Custodian – Overdraft	—	297,836	595,395
Other Accrued Expenses	241,913	11,947	31,481

Total Liabilities	12,343,869	396,551	803,119

Net Assets	$568,936,142	$189,111,196	$439,293,139

Net Assets Consist of:
Paid-in Capital	$649,920,904	$203,470,502	$441,083,778
Total Distributable Earnings (Accumulated Losses)	(80,984,762)	(14,359,306)	(1,790,639)

Net Assets	$568,936,142	$189,111,196	$439,293,139
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	14,750,000	5,150,000	9,250,000
Net Asset Value, Offering and Redemption Price Per Share	$38.57	$36.72	$47.49

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Assets and Liabilities

May 31, 2025 (Unaudited) (Concluded)

	ETC 6 Meridian Small Cap Equity ETF	ETC 6 Meridian Quality Growth ETF
Assets:
Investments, at Cost	$93,177,331	$51,225,657
Investments, at Fair Value	$93,175,057	$58,398,904
Cash and Cash Equivalents	89,551	—
Dividends Receivable	132,925	26,118
Prepaid Expenses	4,512	4,512
Total Assets	93,402,045	58,429,534

Liabilities:
Advisory Fees Payable – Net	24,483	15,008
Transfer Agent Fees Payable	12,158	12,451
Audit Fees Payable – Net	8,726	8,726
Payable due to Administrator	5,166	3,172
Payable for Trustees’ Fee	1,992	1,144
Chief Compliance Officer Fees Payable	610	351
Payable to Custodian – Overdraft	—	9,443
Other Accrued Expenses	5,556	2,564

Total Liabilities	58,691	52,859

Net Assets	$93,343,354	$58,376,675

Net Assets Consist of:
Paid-in Capital	$116,395,744	$57,958,311
Total Distributable Earnings (Accumulated Losses)	(23,052,390)	418,364

Net Assets	$93,343,354	$58,376,675
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	2,025,000	1,825,000
Net Asset Value, Offering and Redemption Price Per Share	$46.10	$31.99

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Operations

For the Six Months Ended May 31, 2025 (Unaudited)

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	ETC 6 Meridian Low Beta Equity Strategy ETF	ETC 6 Meridian Mega Cap Equity ETF
Investment Income:
Dividend Income	$7,350,740	$2,326,946	$4,931,102
Less: Reclaims Withheld	—	(1,218)	—

Total Investment Income	7,350,740	2,325,728	4,931,102

Expenses:
Advisory Fees	898,838	338,308	625,119
Interest Expense on Broker Account	660,306	—	—
Administration Fees	171,819	64,291	120,257
Trustees’ Fees	38,668	14,294	26,691
Custodian Fees	24,667	10,220	16,504
Transfer Agent Fees	17,381	20,325	26,889
Legal Fees	14,334	5,257	9,957
Registration Fees	12,360	5,263	12,038
Chief Compliance Officer Fees	12,354	4,569	8,522
Audit Fees	8,726	8,726	8,726
Printing Fees	5,329	1,907	3,742
Pricing Fees	1,109	455	735
Other Fees	23,347	8,414	15,657
Total Expenses	1,889,238	482,029	874,837

Net Investment Income (Loss)	5,461,502	1,843,699	4,056,265

Net Realized Gain (Loss) on:
Investments(1)	36,717,895	9,584,718	23,458,710
Written Options	(9,281,864)	—	—

Net Realized Gain (Loss)	27,436,031	9,584,718	23,458,710

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(24,132,923)	(22,094,140)	(13,170,200)
Written Options	1,825,298	—	—

Net Change in Unrealized Appreciation (Depreciation)	(22,307,625)	(22,094,140)	(13,170,200)

Net Realized and Unrealized Gain (Loss)	5,128,406	(12,509,422)	10,288,510

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,589,908	$(10,665,723)	$14,344,775

(1)       Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Operations

For the Six Months Ended May 31, 2025 (Unaudited) (Concluded)

	ETC 6 Meridian Small Cap Equity ETF	ETC 6 Meridian Quality Growth ETF
Investment Income:
Dividend Income	$1,059,204	$219,544
Total Investment Income	1,059,204	219,544

Expenses:
Advisory Fees	167,994	93,769
Administration Fees	31,769	17,878
Transfer Agent Fees	19,105	19,191
Audit Fees	8,726	8,726
Trustees’ Fees	7,141	3,933
Custodian Fees	6,101	3,070
Registration Fees	5,212	4,909
Legal Fees	2,637	1,453
Chief Compliance Officer Fees	2,281	1,257
Printing Fees	957	531
Pricing Fees	244	125
Other Fees	4,491	2,743
Advisory Waiver Recapture (Note 3)	—	18,719
Total Expenses	256,658	176,304

Net Investment Income (Loss)	802,546	43,240

Net Realized Gain (Loss) on:
Investments(1)	(271,068)	1,217,412

Net Realized Gain (Loss)	(271,068)	1,217,412

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(11,745,996)	(2,468,712)

Net Change in Unrealized Appreciation (Depreciation)	(11,745,996)	(2,468,712)

Net Realized and Unrealized Gain (Loss)	(12,017,064)	(1,251,300)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(11,214,518)	$(1,208,060)

(1)       Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Changes in Net Assets

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
	For the Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
Operations:
Net Investment Income (Loss)	$5,461,502	$6,509,608
Net Realized Gain (Loss)(1)	27,436,031	8,041,593
Net Change in Unrealized Appreciation (Depreciation)	(22,307,625)	47,511,854
Net Increase (Decrease) in Net Assets Resulting from Operations	10,589,908	62,063,055

Distributions:	(5,686,569)	(6,609,357)

Capital Share Transactions:
Issued	462,550,992	534,744,248
Redeemed	(345,994,540)	(505,706,320)
Increase (Decrease) in Net Assets from Capital Share Transactions	116,556,452	29,037,928

Total Increase (Decrease) in Net Assets	121,459,791	84,491,626

Net Assets:
Beginning of Year/Period	447,476,351	362,984,725
End of Year/Period	$568,936,142	$447,476,351

Share Transactions:
Issued	12,025,000	15,050,000
Redeemed	(9,050,000)	(14,250,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	2,975,000	800,000

(1)          Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Changes in Net Assets

(Continued)

	ETC 6 Meridian Low Beta Equity Strategy ETF
	For the Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
Operations:
Net Investment Income (Loss)	$1,843,699	$2,115,320
Net Realized Gain (Loss)(1)	9,584,718	5,348,393
Net Change in Unrealized Appreciation (Depreciation)	(22,094,140)	29,941,041
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,665,723)	37,404,754

Distributions:	(1,903,626)	(2,172,352)

Capital Share Transactions:
Issued	59,193,834	85,327,684
Redeemed	(48,211,123)	(69,631,940)
Increase (Decrease) in Net Assets from Capital Share Transactions	10,982,711	15,695,744

Total Increase (Decrease) in Net Assets	(1,586,638)	50,928,146

Net Assets:
Beginning of Year/Period	190,697,834	139,769,688
End of Year/Period	$189,111,196	$190,697,834

Share Transactions:
Issued	1,575,000	2,425,000
Redeemed	(1,275,000)	(1,975,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	300,000	450,000

(1)          Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).
The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Changes in Net Assets

(Continued)

	ETC 6 Meridian Mega Cap Equity ETF
	For the Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
Operations:
Net Investment Income (Loss)	$4,056,265	$4,245,598
Net Realized Gain (Loss)(1)	23,458,710	38,033,297
Net Change in Unrealized Appreciation (Depreciation)	(13,170,200)	27,873,938
Net Increase (Decrease) in Net Assets Resulting from Operations	14,344,775	70,152,833

Distributions:	(4,206,281)	(4,297,958)

Capital Share Transactions:
Issued	379,488,609	326,599,050
Redeemed	(242,418,686)	(291,211,869)
Increase (Decrease) in Net Assets from Capital Share Transactions	137,069,923	35,387,181

Total Increase (Decrease) in Net Assets	147,208,417	101,242,056

Net Assets:
Beginning of Year/Period	292,084,722	190,842,666
End of Year/Period	$439,293,139	$292,084,722

Share Transactions:
Issued	8,225,000	7,975,000
Redeemed	(5,250,000)	(7,125,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	2,975,000	850,000

(1)          Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Changes in Net Assets

(Continued)

	ETC 6 Meridian Small Cap Equity ETF
	For the Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
Operations:
Net Investment Income (Loss)	$802,546	$840,964
Net Realized Gain (Loss)(1)	(271,068)	3,283,513
Net Change in Unrealized Appreciation (Depreciation)	(11,745,996)	11,659,855
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,214,518)	15,784,332

Distributions:	(794,316)	(955,142)

Capital Share Transactions:
Issued	31,614,818	65,928,828
Redeemed	(24,412,137)	(46,494,189)
Increase (Decrease) in Net Assets from Capital Share Transactions	7,202,681	19,434,639

Total Increase (Decrease) in Net Assets	(4,806,153)	34,263,829

Net Assets:
Beginning of Year/Period	98,149,507	63,885,678
End of Year/Period	$93,343,354	$98,149,507

Share Transactions:
Issued	675,000	1,400,000
Redeemed	(525,000)	(1,000,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	150,000	400,000

(1)          Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Changes in Net Assets

(Concluded)

	ETC 6 Meridian Quality Growth ETF
	For the Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
Operations:
Net Investment Income (Loss)	$43,240	$(170,468)
Net Realized Gain (Loss)(1)	1,217,412	4,894,015
Net Change in Unrealized Appreciation (Depreciation)	(2,468,712)	6,004,224
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,208,060)	10,727,771

Distributions:	(45,931)	—

Capital Share Transactions:
Issued	19,421,545	33,844,556
Redeemed	(10,576,702)	(24,743,931)
Increase (Decrease) in Net Assets from Capital Share Transactions	8,844,843	9,100,625

Total Increase (Decrease) in Net Assets	7,590,852	19,828,396

Net Assets:
Beginning of Year/Period	50,785,823	30,957,427
End of Year/Period	$58,376,675	$50,785,823

Share Transactions:
Issued	625,000	1,175,000
Redeemed	(350,000)	(850,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	275,000	325,000

(1)          Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	For the Six Months Ended May 31, 2025 (Unaudited)		Years Ended November 30,								Period Ended November 30, 2020†
			2024		2023		2022		2021
Net Asset Value, beginning of year/period	$38.00		$33.07		$32.21		$29.54		$26.65		$25.34
Investment Activities
Net Investment income*	0.41		0.57		0.69		0.67		0.50		0.25
Net realized and unrealized gain (loss)	0.59		4.95		0.84		2.66		2.88		1.30
Total from investment activities	1.00		5.52		1.53		3.33		3.38		1.55
Distributions to shareholders from:
Net Investment Income	(0.43)		(0.59)		(0.67)		(0.66)		(0.49)		(0.24)
Total Distributions	(0.43)		(0.59)		(0.67)		(0.66)		(0.49)		(0.24)
Net Asset Value, end of year/period	$38.57		$38.00		$33.07		$32.21		$29.54		$26.65
Net Asset Value, Total Return (%)(1)	2.64		16.81		4.86		11.44		12.76		6.14
Ratios to Average Net Assets
Expenses (%)	0.75	(2)(3)	1.03	(4)	1.01	(5)	0.82	(6)	0.84	(7)	0.87	(2)(8)
Expenses excluding waivers (%)	0.75	(2)(3)	1.03	(4)	1.01	(5)	0.82	(6)	0.84	(7)	0.87	(2)(8)
Net investment income (loss) (%)	2.17	(2)(3)	1.61	(4)	2.15	(5)	2.22	(6)	1.72	(7)	1.71	(2)(8)
Supplemental Data
Net Assets end of year/period (000)	$568,936		$447,476		$362,985		$314,875		$246,619		$202,524
Portfolio turnover rate(%)(9)	116		159		160		164		171		49

*       Per share data calculated using average shares method.

†               Commenced operations on May 8, 2020.

(1)       Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)       Annualized.

(3)       The expense and investment income ratio includes interest expense. Had this expense been excluded the ratio’s would have been 0.49%, 0.49% and 2.43%.

(4)       The expense and investment income ratio includes interest expense. Had this expense been excluded the ratio’s would have been 0.75%, 0.75% and 1.89%.

(5)       The expense and investment income ratio includes interest expense. Had this expense been excluded the ratio’s would have been 0.76%, 0.76% and 2.40%.

(6)       The expense and investment income ratio includes interest expense. Had this expense been excluded the ratio’s would have been 0.78%, 0.78% and 2.26%.

(7)       The expense and investment income ratio includes interest expense. Had this expense been excluded the ratio’s would have been 0.80%, 0.80% and 1.76%.

(8)       The expense and investment income ratio includes interest expense. Had this expense been excluded the ratio’s would have been 0.83%, 0.83% and 1.75%.

(9)       Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian
ETC 6 Meridian Low Beta Equity Strategy ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	For the Six Months Ended May 31, 2025 (Unaudited)	Years Ended November 30,				Period Ended November 30, 2020†
		2024	2023	2022	2021
Net Asset Value, beginning of year/period	$39.32	$31.77	$34.11	$33.63	$28.70	$25.54
Investment Activities
Net Investment income*	0.36	0.46	0.53	0.44	0.21	0.10
Net realized and unrealized gain (loss)	(2.58)	7.56	(2.36)	0.49	4.94	3.15
Total from investment activities	(2.22)	8.02	(1.83)	0.93	5.15	3.25
Distributions to shareholders from:
Net Investment Income	(0.38)	(0.47)	(0.51)	(0.45)	(0.22)	(0.09)
Total Distributions	(0.38)	(0.47)	(0.51)	(0.45)	(0.22)	(0.09)
Net Asset Value, end of year/period	$36.72	$39.32	$31.77	$34.11	$33.63	$28.70
Net Asset Value, Total Return (%)(1)	(5.66)	25.43	(5.35)	2.80	17.96	12.72
Ratios to Average Net Assets
Expenses (%)	0.51 (2)	0.77	0.79	0.80	0.82	0.88	(2)
Expenses excluding waivers (%)	0.51 (2)	0.77	0.79	0.80	0.82	0.88	(2)
Net investment income (loss) (%)	1.96 (2)	1.31	1.64	1.32	0.64	0.65	(2)
Supplemental Data
Net Assets end of year/period (000)	$189,111	$190,698	$139,770	$156,899	$137,049	$93,283
Portfolio turnover rate(%)(3)	33	56	59	73	70	13

*       Per share data calculated using average shares method.

†               Commenced operations on May 8, 2020.

(1)       Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)       Annualized.

(3)       Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian
ETC 6 Meridian Mega Cap Equity ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	For the Six Months Ended May 31, 2025 (Unaudited)		Years Ended November 30,				Period Ended November 30, 2020†
			2024	2023	2022	2021
Net Asset Value, beginning of year/period	$46.55		$35.18	$34.67	$34.50	$29.14	$25.38
Investment Activities
Net Investment income*	0.53		0.72	0.77	0.77	0.58	0.27
Net realized and unrealized gain (loss)	0.95		11.38	0.48	0.14	5.39	3.74
Total from investment activities	1.48		12.10	1.25	0.91	5.97	4.01
Distributions to shareholders from:
Net Investment Income	(0.54)		(0.73)	(0.74)	(0.74)	(0.58)	(0.25)
Net realized capital gains	—		—	—	—	(0.03)	—
Total Distributions	(0.54)		(0.73)	(0.74)	(0.74)	(0.61)	(0.25)
Net Asset Value, end of year/period	$47.49		$46.55	$35.18	$34.67	$34.50	$29.14
Net Asset Value, Total Return (%)(1)	3.23		34.68	3.74	2.73	20.59	15.88
Ratios to Average Net Assets
Expenses (%)	0.50	(2)	0.77	0.78	0.80	0.82	0.86	(2)
Expenses excluding waivers (%)	0.50	(2)	0.77	0.78	0.80	0.82	0.86	(2)
Net investment income (loss) (%)	2.31	(2)	1.75	2.26	2.27	1.76	1.72	(2)
Supplemental Data
Net Assets end of year/period (000)	$439,293		$292,085	$190,843	$177,680	$158,680	$115,827
Portfolio turnover rate(%)(3)	95		153	144	160	166	38

*       Per share data calculated using average shares method.

†               Commenced operations on May 8, 2020.

(1)       Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)       Annualized.

(3)       Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian
ETC 6 Meridian Small Cap Equity ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	For the Six Months Ended May 31, 2025 (Unaudited)	Years Ended November 30,				Period Ended November 30, 2020†
		2024	2023	2022	2021
Net Asset Value, beginning of year/period	$52.35	$43.31	$44.28	$49.08	$35.05	$26.43
Investment Activities
Net Investment income*	0.41	0.50	0.83	0.56	0.40	0.13
Net realized and unrealized gain (loss)	(6.26)	9.12	(1.02)	(4.76)	14.00	8.60
Total from investment activities	(5.85)	9.62	(0.19)	(4.20)	14.40	8.73
Distributions to shareholders from:
Net Investment Income	(0.40)	(0.58)	(0.78)	(0.60)	(0.37)	(0.11)
Total Distributions	(0.40)	(0.58)	(0.78)	(0.60)	(0.37)	(0.11)
Net Asset Value, end of year/period	$46.10	$52.35	$43.31	$44.28	$49.08	$35.05
Net Asset Value, Total Return (%)(1)	(11.19)	22.35	(0.37)	(8.58)	41.20	33.11
Ratios to Average Net Assets
Expenses (%)	0.55 (2)	0.82	0.85	0.89	0.88	1.00	(2)
Expenses excluding waivers (%)	0.55 (2)	0.82	0.85	0.89	0.88	1.10	(2)
Net investment income (loss) (%)	1.73 (2)	1.07	1.96	1.24	0.87	0.76	(2)
Supplemental Data
Net Assets end of year/period (000)	$93,343	$98,150	$63,886	$65,314	$62,572	$32,423
Portfolio turnover rate(%)(3)	39	86	98	91	104	29

*       Per share data calculated using average shares method.

†               Commenced operations on May 8, 2020.

(1)       Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)       Annualized.

(3)       Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.
The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian
ETC 6 Meridian Quality Growth ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	For the Six Months Ended May 31, 2025 (Unaudited)	Years Ended November 30,			Period Ended November 30, 2021†
		2024	2023	2022
Net Asset Value, beginning of year/period	$32.77	$25.27	$21.89	$26.78	$24.28
Investment Activities
Net Investment income (loss)*	0.03	(0.12)	(0.06)	0.02	(0.03)
Net realized and unrealized gain (loss)	(0.78)	7.62	3.46	(4.90)	2.53
Total from investment activities	(0.75)	7.50	3.40	(4.88)	2.50
Distributions to shareholders from:
Net Investment Income	(0.03)	—	(0.01)	(0.01)	—
Return of Capital	—	—	(0.01)	—	—	(1)
Total Distributions	(0.03)	—	(0.02)	(0.01)	—
Net Asset Value, end of year/period	$31.99	$32.77	$25.27	$21.89	$26.78
Net Asset Value, Total Return (%)(2)	(2.30)	29.68	15.52	(18.23)	10.30
Ratios to Average Net Assets
Expenses (%)	0.67 (3)	1.00	1.00	1.00	1.00	(3)
Expenses excluding waivers (%)	0.67 (3)	1.00	1.01	1.08	1.52	(3)
Net investment income (loss) (%)	0.17 (3)	(0.42)	(0.26)	0.07	(0.18	)(3)
Supplemental Data
Net Assets end of year/period (000)	$58,377	$50,786	$30,957	$29,005	$25,443
Portfolio turnover rate(%)(4)	27	74	59	84	40

*       Per share data calculated using average shares method.

†               Commenced operations on May 10, 2021.

(1)       Amount represents less than $0.01.

(2)       Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(3)       Annualized.

(4)       Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Notes to Financial Statements

May 31, 2025 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Low Beta Equity Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Small Cap Equity ETF and ETC 6 Meridian Quality Growth ETF (each, a “Fund” and collectively, the “Funds”). Each Fund seeks to provide capital appreciation. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Funds. The ETC 6 Meridian Low Beta Equity Strategy ETF and ETC 6 Meridian Small Cap Equity ETF are classified as “diversified” under the 1940 Act. The ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF and ETC 6 Meridian Quality Growth ETF are classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk” under Note 6). The Funds, other than the ETC 6 Meridian Quality Growth ETF, commenced operations on May 8, 2020. The ETC 6 Meridian Quality Growth ETF commenced operations on May 10, 2021.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for shares of a Fund may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares called “Creation Units.” Creation Units are available for purchase and redemption on each business day and are offered and redeemed on an in-kind basis, together with a specified cash amount, or for an all cash amount. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Security Valuation — The Funds record their investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is

ETC 6 Meridian

Notes to Financial Statements

May 31, 2025 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

no such reported sale, at the most recent quoted bid price for long positions and at the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Rule 2a-5 under the 1940 Act, establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available.

Pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for a Fund through the Adviser’s Valuation Committee and (ii) approved the Adviser’s Valuation Procedures.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, a Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to, government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

ETC 6 Meridian

Notes to Financial Statements

May 31, 2025 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The three levels of the fair value hierarchy are described below:

•        Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•        Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•        Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the six months ended May 31, 2025 maximized the use of observable inputs and minimized the use of unobservable inputs. Investments are classified within the level of the lowest significant input considered in determining fair value.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations. As of May 31, 2025, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Current tax years remain open and subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Counterparty Risk and Collateral — The ETC 6 Meridian Hedged Equity-Index Option Strategy ETF invests in exchange-traded derivatives, such as futures and exchange-traded options. Counterparty risk on these derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures, the Fund is required to deposit collateral in the amount specified by the clearinghouse and the clearing firm (“margin requirement”), and the margin requirement must be maintained over the life of the contract. Collateral for exchange-traded derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used. Cash posted by the Fund, if any, is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the Fund. Securities posted by the Fund, if any, are noted in the accompanying schedule of investments. Both forms of collateral remain in the Fund’s assets. Exchange-traded derivatives may only be closed out on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions.

Options — The ETC 6 Meridian Hedged Equity-Index Option Strategy ETF may purchase and sell put and call options. A call option gives a holder the right to purchase a specific security or an index at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the “writer,” i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline

ETC 6 Meridian

Notes to Financial Statements

May 31, 2025 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. The ETC 6 Meridian Hedge Equity-Index Option Strategy ETF entered into written and purchased options during the six months ended May 31, 2025. These options were index options composed entirely of equity risk.

Options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. Refer to the Fund’s Schedule of Investments for details regarding open option contracts as of May 31, 2025, if applicable. The amount of realized gain (loss) on Written Options are presented on the Statements of Operations as “Net Realized Gain (Loss) on Written Options”. The change in the net fair value of the Written Options are included in the Statement of Operations as “Net Change in Unrealized Appreciation (Depreciation) on Written Options”.

For the six months ended May 31, 2025, the average quarterly notional amount of options held in the ETC 6 Meridian Hedged Equity-Index Option Strategy ETF were as follows:

Average Quarterly Notional Balance Long	$—
Average Quarterly Notional Balance Short	$(507,956,607)

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statements of Assets and Liabilities, if any. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income monthly and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem shares at NAV and only in Creation Units, or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee, regardless of the number of Creation Units created in a given transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction. The Funds may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transactions. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will

ETC 6 Meridian

Notes to Financial Statements

May 31, 2025 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase and sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of a Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit a Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of a Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

3. SERVICE PROVIDERS

Investment Advisory and Administrative Services

The Adviser is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Funds and is responsible for, among other things, overseeing the Sub-Adviser (as defined below), including regular review of the Sub-Adviser’s performance, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board.

For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.31% of the average daily net assets of each Fund. Prior to January 1, 2025, the annual advisory fee rate for each Fund was 0.61%.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under each Fund’s fee arrangement, and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. For the services it provides to each Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

The Adviser has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of each Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 1.00% of each Fund’s average daily net assets until at least April 30, 2026 (“Expense Cap”). The expense limitation agreement may be terminated, without payment of any penalty: (i) by the Trust for any reason and at any time and (ii) by the Adviser, for any reason, upon thirty (30) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period.

ETC 6 Meridian

Notes to Financial Statements

May 31, 2025 (Unaudited) (Continued)

3. SERVICE PROVIDERS (concluded)

If it becomes unnecessary for the Adviser to waive fees or reimburse expenses, the Board may permit the Adviser to retain the difference between a Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.

As of May 31, 2025, there were no fees which were waived and/or reimbursed to a Fund by the Adviser, which may be subject to possible future recapture, up to the expense cap in place at the time the expenses were waived and reimbursed to the Adviser.

During the six months ended May 31, 2025, the Adviser recaptured previously waived fees of $18,719 for ETC 6 Meridian Quality Growth ETF.

Sub-Advisory Agreement

Madison Avenue Financial Solutions, LLC (the “Sub-Adviser”), a Delaware limited liability company, serves as the Funds’ sub-adviser pursuant to a sub-advisory agreement (“Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser makes investment decisions for the Funds and continuously reviews and administers the investment program of the Funds, subject to the supervision of the Adviser and the oversight of the Board.

Under the Sub-Advisory Agreement, with respect to each Fund, the Adviser pays the Sub-Adviser a fee out of the fee the Adviser receives from the Funds.

Pursuant to an arrangement between the Adviser and the Sub-Adviser, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay Fund expenses above the Expense Cap and has agreed, to the extent applicable, to pay the Adviser a minimum fee.

Distribution Arrangement

The Distributor serves as the underwriter and distributor of each Fund’s shares pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Fund’s shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in any Fund’s shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the six months ended May 31, 2025, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services serves as the Funds’ administrator pursuant to an administration agreement. The Bank of New York Mellon serves as the Funds’ custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

ETC 6 Meridian

Notes to Financial Statements

May 31, 2025 (Unaudited) (Continued)

4. INVESTMENT TRANSACTIONS

For the six months ended May 31, 2025, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$589,999,480	$598,271,211
ETC 6 Meridian Low Beta Equity Strategy ETF	61,749,266	62,068,897
ETC 6 Meridian Mega Cap Equity ETF	333,714,606	337,311,502
ETC 6 Meridian Small Cap Equity ETF	36,715,847	37,308,068
ETC 6 Meridian Quality Growth ETF	14,023,531	14,177,373

For the six months ended May 31, 2025, there were no purchases or sales of long-term U.S. Government securities by any of the Funds.

For the six months ended May 31, 2025, the in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain (Loss)
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$462,735,731	$342,465,596	$57,640,713
ETC 6 Meridian Low Beta Equity Strategy ETF	58,052,955	46,729,216	13,300,524
ETC 6 Meridian Mega Cap Equity ETF	376,884,646	236,589,713	39,289,112
ETC 6 Meridian Small Cap Equity ETF	31,499,149	23,951,603	5,470,581
ETC 6 Meridian Quality Growth ETF	19,173,724	10,261,153	2,331,525

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or total distributable earnings (accumulated losses) as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years ended November 30, 2024 and November 30, 2023, were as follows:

	Ordinary Income	Return of Capital	Totals
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
2024	$6,609,357	$—	$6,609,357
2023	7,207,938	—	7,207,938
ETC 6 Meridian Low Beta Equity Strategy ETF
2024	$2,172,352	$—	$2,172,352
2023	2,332,485	—	2,332,485
ETC 6 Meridian Mega Cap Equity ETF
2024	$4,297,958	$—	$4,297,958
2023	3,928,312	—	3,928,312
ETC 6 Meridian Small Cap Equity ETF
2024	$955,142	$—	$955,142
2023	1,166,152	—	1,166,152
ETC 6 Meridian Quality Growth ETF
2024	$—	$—	$—
2023	12,666	6,245	18,911

ETC 6 Meridian

Notes to Financial Statements

May 31, 2025 (Unaudited) (Continued)

5. TAX INFORMATION (concluded)

As of November 30, 2024, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	ETC 6 Meridian Low Beta Equity Strategy ETF	ETC 6 Meridian Mega Cap Equity ETF	ETC 6 Meridian Small Cap Equity ETF	ETC 6 Meridian Quality Growth ETF
Undistributed Ordinary Income	$216,328	$86,605	$151,998	$14,987	$—
Post-October Losses	(11,967,587)	—	(1,455,159)	—	—
Capital Loss Carryforwards	(126,903,772)	(29,770,009)	(44,271,369)	(22,274,525)	(7,449,611)
Deferred Late-Year Losses	—	—	—	—	(155,739)
Unrealized Appreciation (Depreciation)	52,834,208	27,893,446	33,645,398	11,215,980	9,277,704
Other Temporary Differences	(67,278)	1	(1)	2	1
Total Distributable Earnings (Accumulated Losses)	$(85,888,101)	$(1,789,957)	$(11,929,133)	$(11,043,556)	$1,672,355

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2024 through November 30, 2024, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

Deferred late-year losses (including currency and specified gain/loss items) represent ordinary losses realized on investment transactions from January 1, 2024 through November 30, 2024 and specified losses realized on investment transactions from November 1, 2024 through November 30, 2024, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

The Funds are permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of November 30, 2024, the following Funds have capital loss carryforwards to offset capital gains for an unlimited period:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total Capital Loss Carryforwards
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$83,329,098	$43,574,674	$126,903,772
ETC 6 Meridian Low Beta Equity Strategy ETF	16,202,146	13,567,863	29,770,009
ETC 6 Meridian Mega Cap Equity ETF	37,419,661	6,851,708	44,271,369
ETC 6 Meridian Small Cap Equity ETF	15,335,513	6,939,012	22,274,525
ETC 6 Meridian Quality Growth ETF	5,625,842	1,823,769	7,449,611

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at May 31, 2025, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$544,858,627	$45,205,775	$(9,988,147)	$35,217,628
ETC 6 Meridian Low Beta Equity Strategy ETF	182,035,990	19,248,356	(12,091,638)	7,156,718
ETC 6 Meridian Mega Cap Equity ETF	414,838,466	31,904,120	(7,330,262)	24,573,858
ETC 6 Meridian Small Cap Equity ETF	93,177,331	7,713,201	(7,715,475)	(2,274)
ETC 6 Meridian Quality Growth ETF	51,225,657	8,361,437	(1,188,190)	7,173,247

ETC 6 Meridian

Notes to Financial Statements

May 31, 2025 (Unaudited) (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), each shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Risk information is applicable to each Fund unless otherwise noted. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the Funds’ prospectus for a complete description of the principal risks of investing in a Fund.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because each Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Funds. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Funds may trade at a material discount to their NAV per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Risk. The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment also may decline because of factors that affect a particular industry or industries such as labor shortages, increased production costs, and competitive conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Models and Data Risk. The Sub-Adviser relies heavily on quantitative models as well as data and information supplied by third parties that are utilized by the models. To the extent the models do not perform as designed or as intended, the Funds’ strategy may not be successfully implemented and the Funds may lose value. If the models or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the models or data been correct and complete.

Non-Diversification Risk (ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Hedged Equity-Index Option Strategy ETF and ETC 6 Meridian Quality Growth ETF only). Each Fund is a non-diversified investment company under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Options Risk (ETC 6 Meridian Hedged Equity-Index Strategy ETF only). Options give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Sub-Adviser’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Sub-Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

ETC 6 Meridian

Notes to Financial Statements

May 31, 2025 (Unaudited) (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (concluded)

Sector Focus Risk (ETC 6 Meridian Quality Growth ETF only). The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Fund may have exposure over time and should not be relied on as such.

Information Technology Sector Risk (ETC 6 Meridian Quality Growth ETF only). The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, the loss of patent, copyright and trademark protections, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the Information Technology Sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

7. OTHER

At May 31, 2025, the records of the Trust, reflected that 100% of the Funds’ total shares outstanding were held by Authorized Participants, in the form of Creation Units, as shown in the table below. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

Number of Authorized Participants
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	4
ETC 6 Meridian Low Beta Equity Strategy ETF	3
ETC 6 Meridian Mega Cap Equity ETF	3
ETC 6 Meridian Small Cap Equity ETF	1
ETC 6 Meridian Quality Growth ETF	3

8. RECENT MARKET EVENTS

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and began to raise interest rates in an effort to fight inflation. However, the Federal Reserve has recently lowered interest rates and may continue to do so. Trade disputes and the imposition of tariffs, along with other matters, may negatively impact the economies of the United States and its trading partners, as well as the financial markets as a whole. This and other government intervention into the economy and financial markets to address significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

ETC 6 Meridian

Notes to Financial Statements

May 31, 2025 (Unaudited) (Concluded)

9. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

ETC 6 Meridian

Other Information

(Form N-CSRS 8-11)

(Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration was paid by the company during the period covered by the report to Trustees on the company’s Board of Trustees. The Board of Trustees expensed $9,092 to each Fund in the Trust for the period covered by the report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Sub-Adviser:
Madison Avenue Financial Solutions, LLC
8301 E 21st St. North, Suite 150
Wichita, KS 67206

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds.

For additional information about the Funds; including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit:

•   866-SIXM-ETF (749-6383)

•   https://6meridianfunds.com/investor-materials

MER-SA-001-0600

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
Principal Executive Officer

Date: July 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
Principal Executive Officer

Date: July 25, 2025

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke
Principal Financial Officer

Date: July 25, 2025